Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes

Note 16. Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and Yunfei BVI is incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

In accordance with the Inland Revenue Ordinance (Chapter 112 of the Laws of Hong Kong), a company incorporated or registered in Hong Kong is subject to profit tax in respect of its assessable profits arising in or derived from Hong Kong. For the year of assessment 2018/2019 onwards, the Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

PRC

Generally, under the Enterprise Income Tax (“EIT”) Law of PRC, PRC enterprises are subject to a uniform 25% enterprise income tax rate, while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis.

In addition, the EIT law grants preferential tax treatment to a High and New Technology Enterprise (“HNTE”), if the enterprise meets the requirements by local government and maintains the HNTE status by re-applying every three years. Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%.

For the year ended December 31, 2025 and 2024, Ewatt was eligible for a reduced income tax rate of 15% as an HNTE.

The provision for income tax consisted of the following:

	For the year ended December 31
	2025	2024	2023
Current income tax expenses	$—	$19,636	$11,243
Deferred income tax (benefits) expenses	(397)	(4,798)	105
Total income tax expenses (benefits)	$(397)	$14,838	$11,348

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	For the year ended December 31
	2025	2024	2023
(Loss) Income before income tax expenses	$(5,446,649)	$1,621,327	$1,363,859
Income tax computed at statutory EIT rate (25%)	(1,361,662)	405,332	342,047
Tax effect of preferential tax treatments	1,367,072	(162,830)	(136,819)
Effect of research and development credits	(516,834)	(227,664)	(204,309)
Effect of other non-deductible expenses	25,799	4,798	10,324
Effect of change in valuation allowance	485,626	—	—
Current income tax provision	$—	$19,636	$11,243
Tax effect of deferred tax recognized	(397)	(4,798)	105
Total income tax (benefits) expenses	$(397)	$14,838	$11,348

The significant components of deferred tax assets were as following:

	As of December 31, 2025	As of December 31, 2024
Deferred tax assets	$5,804	$5,169
Total deferred tax assets	$5,804	$5,169

The Company’s taxes payable consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Income tax payable	$—	$27,337
Other tax payables	99,653	39,056
Total tax payable	$99,653	$66,393

Other tax payables mainly consist of VAT payable, city construction tax payable, property tax and land use tax payable, stamp tax payable, and education fund payable.

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.